Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2016
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q16	1Q16	2Q15	6M16	6M15
Deferred compensation expense (CHF million)
Share awards	141	195	209	336	446
Performance share awards	87	119	137	206	304
Contingent Capital Awards	43	19	75	62	196
Contingent Capital share awards	6	–	–	6	–
Capital Opportunity Facility awards	3	3	3	6	7
Plus Bond awards [1]	0	5	5	5	11
2011 Partner Asset Facility awards [2]	0	0	0	0	1
Restricted Cash Awards	0	0	11	0	21
2008 Partner Asset Facility awards [3]	(8)	(8)	10	(16)	22
Other cash awards	102	33	90	135	218
Total deferred compensation expense	374	366	540	740	1,226
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2Q16
Estimated unrecognized compensation expense (CHF million)
Share awards	703
Performance share awards	308
Contingent Capital Awards	211
Contingent Capital share awards	58
Other cash awards	281
Total	1,561

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	2Q16			6M16
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	110.6	77.3	15.6	80.3	55.9	0.0
Granted	1.9	0.0	0.8	33.5	21.4	16.4
Settled	(33.8)	(26.3)	(2.6)	(35.0)	(26.3)	(2.6)
Forfeited	(6.4)	(1.0)	0.0	(6.5)	(1.0)	0.0
Balance at end of period	72.3	50.0	13.8	72.3	50.0	13.8
of which vested	5.1	3.0	0.3	5.1	3.0	0.3
of which unvested	67.2	47.0	13.5	67.2	47.0	13.5